SUPPLEMENT DATED JANUARY 6, 2011

TO PROSPECTUSES DATED APRIL 30, 2010
FOR KEYPORT LATITUDE AND KEYPORT CHARTER
AND
TO PROSPECTUS DATED APRIL 30, 2004
FOR KEYPORT VISTA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

Effective January 3, 2011, Rydex Advisors II, LLC (formerly PADCO Advisors II, LLC), the advisor to the Rydex Funds, was merged into Security Investors, LLC, which will operate under the name Rydex Investments.

Please retain this supplement with your prospectus for future reference.

Latitude, Charter, Vista (US) 1/2011